6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

NOTE 6  DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

The Company identified conversion features embedded within convertible debt and warrants outstanding for the quarter ended March 31, 2016 and the year ending December 31, 2015. The Company has determined that the features associated with the embedded conversion option and exercise prices, in the form a ratchet provisions, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the third quarter of 2015, the Company and the convertible debt note and warrant holders agreed to amend terms of the agreements to remove the ratchet provisions. Accordingly, the Company reclassified the derivative liability to equity classification resulting in an increase to additional paid in capital by $3,336,109.

During the fourth quarter of 2015, the Company and the holders of warrants previously issued as part of our offering from September 2014 to March 2015 with an exercise price of $1.00 per share and all other warrants agreed to amend the warrants to remove the ratchet provision in exchange for a warrant for an additional 20% of their original warrant shares at $1.06 per share. This reduced the Company’s derivative liability by $1,155,199 and increased additional paid in capital by $761,426.

The Company adopted the provisions of Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement

The Company recognizes its derivative liabilities as level 3 and values its derivatives using the methods discussed below. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of March 31, 2016 and December 31, 2015, the Company did not have any derivative instruments that were designated as hedges.

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$—	$—
Total	$—	$—	$—	$—

Items recorded or measured at fair value on a recurring basis in the accompanying financial statements consisted of the following items as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$732,260	$732,260
Total	$—	$—	$732,260	$732,260

 The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the three months ended March 31, 2016:

Balance, December 31, 2015	$—
Transfers in of Level 3	509,404
Mark-to-market – loss on change in fair value of derivative liability - 2016	222,856
Balance, March 31, 2016	$732,260

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price decreases for each of the related derivative instruments, the value to the holder of the instrument generally decreases, therefore decreasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

During the three months ended March 31, 2016, the fair value of the derivative liabilities containing certain variable conversion features were determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 112.29%, (3) weighted average risk-free interest rate of 0.39% to 0.47% (4) expected life of 6 months, and (5) estimated fair value of the Company's common stock of $1.04 to $1.26 per share.

NOTE 5 DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS

The Company identified conversion features embedded within convertible debt and warrants outstanding for the year ending December 31, 2015. The Company has determined that the features associated with the embedded conversion option and exercise prices, in the form a ratchet provisions, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

During the third quarter of 2015, the Company and the convertible debt note and warrant holders agreed to amend terms of the agreements to remove the ratchet provisions. Accordingly, the Company reclassified the derivative liability to equity classification resulting in an increase to additional paid in capital by $3,336,109.

During the fourth quarter of 2015, the Company and the holders of warrants previously issued as part of our offering from September 2014 to March 2015 with an exercise price of $1.00 per share and all other warrants agreed to amend the warrants to remove the ratchet provision in exchange for a warrant for an additional 20% of their original warrant shares at $1.06 per share . This reduced the Company’s derivative liability by $1,155,199 and increased additional paid in capital by $761,426.

The Company adopted the provisions of Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

All items required to be recorded or measured on a recurring basis are based upon level 3 inputs.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement

The Company recognizes its derivative liabilities as level 3 and values its derivatives using the methods discussed below. While the Company believes that its valuation methods are appropriate and consistent with other market participants, it recognizes that the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. The primary assumptions that would significantly affect the fair values using the methods discussed are that of volatility and market price of the underlying common stock of the Company.

As of December 31, 2015 and 2014, the Company did not have any derivative instruments that were designated as hedges.

The derivative liability as of December 31, 2014, in the amount of $1,099,708 has a level 3 classification. At December 31, 2015, the Company did not have any level 3 classifications.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of two years ended December 31, 2015:

Balance, December 31, 2013	$-
Transfers in of Level 3	346,467
Mark-to-market – loss on change in fair value of derivative liability - 2014	753,241
Balance, December 31, 2014	$1,099,708
Mark-to-market – loss on change in fair value of derivative liability -2015	2,236,401
Transfers out of Level 3	(3,336,109)
Balance, December 31, 2015	$-

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price decreases for each of the related derivative instruments, the value to the holder of the instrument generally decreases, therefore decreasing the liability on the Company’s consolidated balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions during the two years ended December 31, 2015:

	Commitment Date	Premeasurement Dates
Expected dividends	0%	0%
Expected volatility	150%	75% - 150%
Expected term	3-5 years	1.83 – 4.70 years
Risk free interest rate	0.75% - 1.1%	0.89% - 1.37%